Revenue - Contract Balances - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unbilled due from customers for contract	₩ 1,704,256	₩ 1,340,146
Due to customers for contract work	(624,632)	(756,316)
Construction contract in progress	₩ 1,079,624	₩ 583,830